Derivative Liabilities (Details Narrative)	1 Months Ended	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of convertible notes payable | shares					2,940,537
Conversion price | $ / shares					$ 1.58835
Change in fair value of derivative liabilities					$ 186,401
Percentage of qualified offering occurring						85.00%
Percentage of change of control occuring						0.00%
Derivative liabilities	$ 0		$ 0
Change in fair value of derivative liabilities					(607,001)	$ (228,100)
Predecessor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Change in fair value of derivative liabilities		$ 19,600
Change in fair value of derivative liabilities				$ 192,500	$ 607,001	$ (228,100)
Measurement Input, Discount Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount rate						25
Common Stock Payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value price percentage					80.00%
Fair value per share | $ / shares					$ 1.98542
Fair value consideration redemption					5,838,209